Collaboration Agreements	3 Months Ended
Mar. 31, 2014
Organization Consolidation And Presentation Of Financial Statements [Abstract]
Collaboration Agreements

5. Collaboration Agreements

Sanofi-Aventis Deutschland GMBH

In June 2010, the Company entered into a development and license agreement effective July 21, 2010, with Sanofi-Aventis Deutschland GMBH (Sanofi-Aventis), whereby Sanofi-Aventis received an exclusive worldwide license for the research, development, manufacture and commercialization of small molecules that modulate the G-protein coupled receptor 119 (GPR119). The agreement includes rights to MBX-2982, a potent selective orally active GPR119 agonist discovered by the Company. Upon the effective date of this agreement, the Company received a one-time nonrefundable up-front license payment of $25.0 million. The Company was eligible to receive milestones if certain development and commercial events were achieved, as well as royalties on worldwide product sales, if any. The one-time nonrefundable up-front license payment was being recognized as revenue ratably over the period that the Company expected to complete certain research and development activities that represent the Company’s substantive performance obligations under the agreement. Of this up-front license fee, none was recognized for the years ended December 31, 2013 or December 31, 2012.

On June 15, 2011, the arrangement was terminated by Sanofi-Aventis. Following termination, the Company retained rights to the current programs under this agreement and may continue to develop the programs and commercialize any products resulting from the programs, or the Company may elect to cease progressing the programs and/or seek other partners for further development and commercialization of the programs.

In 2012, the Company recognized a final payment from Sanofi-Aventis of $2.9 million as contract revenue.

Takeda San Francisco, Inc.

In March 2010, the Company entered into a research collaboration agreement with Takeda San Francisco, Inc. (TSF), a wholly owned subsidiary of Takeda Pharmaceutical Company Limited. The Company collaborated with TSF on the evaluation and validation of protein targets for the development of biological products. In March 2010, the Company received $1.5 million, representing $0.9 million of one-time nonrefundable technology access fees and $0.6 million of specified research and development funding for the research term of the collaboration. The technology access fee and the research and development funding were deferred and were being recognized ratably over the funded research term, which was scheduled from March 2010 to August 2011. Approximately $0.1 was recognized as specific research and development funding under this agreement in the year ended December 31, 2012. Takeda terminated this agreement on March 16, 2013 with no further payments being made as of the year ended December 31, 2013.

In August 2006, CymaBay entered into a strategic alliance with Ortho-McNeil, Inc., a subsidiary of Johnson and Johnson. As part of the alliance, Janssen Pharmaceutical NV, an affiliate of Ortho-McNeil, granted to CymaBay an exclusive worldwide, royalty-bearing license to MBX-8025 and certain other PPARd compounds (the “PPARd Products”) with the right to grant sublicenses to third parties to make, use and sell such PPARd Products. Under the terms of the agreement, CymaBay has full control and responsibility over the research, development and registration of any PPARd Products and is required to use diligent efforts to conduct all such activities. Janssen has the sole responsibility for the preparation, filing, prosecution, maintenance of, and defense of the patents with respect to, the PPARd Products. Janssen has a right of first negotiation under the agreement to license a particular PPARd Product from CymaBay in the event that CymaBay elects to seek a third party corporate partner for the research, development, promotion, and/or commercialization of such PPARd Products. Under the terms of the agreement Janssen is entitled to receive up to an 8% royalty on net sales of PPARd Products. No payments were made and no royalties were received under this agreement during the three months ended March 31, 2014 and 2013.

In June 2010, CymaBay entered into two development and license agreements with Janssen Pharmaceuticals, Inc. (Janssen), a subsidiary of Johnson and Johnson, to further develop and discover undisclosed metabolic disease target agonists for the treatment of T2DM and other disorders and received a one-time nonrefundable technology access fee related to the agreements. CymaBay is also eligible to receive up to $228 million in contingent payments if certain development and commercial events are achieved as well as royalties on worldwide net sales of products. No such payments have been made to date. Under the terms of the agreements, Janssen has full control and responsibility over the research, development and registration of any products developed and/or discovered from the metabolic disease targets and is required to use diligent efforts to conduct all such activities.